UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-6742

                                  MONARCH FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                                David M. Whitaker
                               Two Portland Square
                               Portland, ME 04101
                                  207-822-6114


                    Date of fiscal year end: August 31, 2006

             Date of reporting period: March 1, 2006 - May 31, 2006

Item 1.  Schedule of Investments.

MONARCH FUNDS
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SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT FUND
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May 31, 2006 (Unaudited)

Face Amount                             Security Description                       Rate       Maturity   Value

            U.S. Government Securities - 10.8%

            Small Business Administration +/- - 10.8%
     24,687 Pool #500536                                                           6.75%       5/25/13   $ 25,024
     96,892 Pool #501077                                                            6.25      11/25/14     96,892
    103,237 Pool #501308                                                            6.25      10/25/15    103,237
    593,662 Pool #501543                                                            6.13       7/25/16    593,662
     36,700 Pool #501690                                                            5.88      12/25/16     36,700
    235,815 Pool #501733                                                            5.75       2/25/17    237,307
    314,289 Pool #501898                                                            6.00       7/25/17    314,289
    344,913 Pool #501989                                                            5.88      10/25/12    347,074
  1,152,814 Pool #502150                                                            5.75       2/25/18  1,158,767
     54,403 Pool #502161                                                            5.75       2/25/18     54,403
    520,495 Pool #502208                                                            5.75       2/25/18    522,066
     48,554 Pool #502306                                                            5.75       2/25/18     48,554
     40,667 Pool #502613                                                            5.75       4/25/19     40,667
     46,111 Pool #502914                                                            5.75       3/25/15     46,364
    223,862 Pool #503058                                                            5.63       7/25/15    223,862
     93,861 Pool #503082                                                            5.63       9/25/20     93,861
    188,899 Pool #503120                                                            5.63      10/25/20    188,899
    459,287 Pool #503121                                                            5.63       9/25/15    460,551
  1,793,910 Pool #503152                                                            5.38      11/25/20  1,793,910
    233,711 Pool #503278                                                            5.38       2/25/21    233,724
    372,121 Pool #503429                                                            5.50       6/25/16    372,575
    268,014 Pool #503431                                                            5.50       7/25/21    268,081
  1,159,951 Pool #503461                                                            5.50       9/25/21  1,160,491
    239,742 Pool #503472                                                            5.50       8/25/21    239,742
  1,090,399 Pool #503553                                                            5.38      11/25/21  1,091,132
  1,266,156 Pool #503614                                                            5.38       1/25/22  1,266,156
    469,621 Pool #503671                                                            5.38       3/25/22    469,621
    718,214 Pool #503754                                                            5.38       5/25/22    718,772
    677,374 Pool #503882                                                            5.25       9/25/22    676,917
    221,995 Pool #503892                                                            5.38       7/25/22    222,199
  1,195,700 Pool #503909                                                            5.25      10/25/22  1,195,342
    425,144 Pool #504015                                                            5.25       1/25/23    425,090
    539,355 Pool #504062                                                            5.25       2/25/23    539,355
    368,939 Pool #504203                                                            5.38       7/25/13    369,335
    229,098 Pool #504269                                                            5.38       5/25/15    229,365
  5,880,289 Pool #504366                                                            5.13       2/25/24  5,867,879
  2,682,368 Pool #504719                                                            5.38       7/25/24  2,682,368
  1,221,670 Pool #504727                                                            5.38       9/25/24  1,221,670
  1,189,643 Pool #504765                                                            5.38      10/25/09  1,188,340
  1,529,905 Pool #504769                                                            5.38      10/25/24  1,529,905
    117,695 Pool #505204                                                            5.50       9/25/25    117,671
    147,194 Pool #505205                                                            5.56       9/25/07    147,188
                                                                                                          -------


            Total Small Business Administration                                                        28,619,007
                                                                                                       ----------

            Total U.S. Government Securities                                                           28,619,007
                                                                                                       ----------

            Repurchase Agreements - 89.2%
 14,060,000 Bank of America Securities, dated 5/31/06, to be repurchased at
            $14,061,957; collateralized by various U.S. Government Agency
            Obligations                                                             5.01        6/1/06 14,060,000
 74,000,000 Bear Stearns & Co., Inc., dated 5/31/06, to be repurchased at
            $74,010,360; collateralized by various U.S. Government Agency
            Obligations                                                             5.04        6/1/06 74,000,000
 74,000,000 Deutsche Bank Securities, Inc., dated 5/31/06, to be repurchased at
            $74,010,360; collateralized by various U.S. Government Agency
            Obligations                                                             5.04        6/1/06 74,000,000
 74,000,000 Merrill Lynch, dated 5/31/06, to be repurchased at $74,010,319;
            collateralized by various U.S. Government Agency Obligations            5.02        6/1/06 74,000,000
                                                                                                       ----------

            Total Repurchase Agreements                                                               236,060,000
                                                                                                      -----------

            Total Investments at Amortized Cost* - 100.0%                                           $ 264,679,007
            Other Assets and Liabilities, Net - 0.0%                                                      106,538
                                                                                                       ----------
                                                                                                       ----------
            NET ASSETS - 100.0%                                                                     $ 264,785,545
                                                                                                       ==========
                                                                                                       ==========





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+/- Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on May 31, 2006.
* Cost for federal income tax purposes is substantially the same as for financial statement purposes.

MONARCH FUNDS
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SCHEDULE OF INVESTMENTS - DAILY ASSETS CASH FUND
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May 31, 2006 (Unaudited)

Face Amount Security Description                                           Rate         Maturity           Value

            Commercial Paper # - 49.4%
 20,000,000 Ciesco, LLC^                                                   5.03         06/26/06        $ 19,930,556
 20,000,000 Citigroup Funding, Inc.                                        5.02         06/16/06          19,958,333
 20,000,000 Deutsche Bank Financial, LLC                                   5.04         06/30/06          19,919,364
 20,000,000 Klio III Funding Corp.^                                        5.04         06/20/06          19,947,011
 10,000,000 Merrill Lynch & Co., Inc.                                      5.03         06/23/06           9,969,444
 20,000,000 National Rural Utiliites                                       5.04         06/14/06          19,963,744
 20,000,000 Preferred Receivables Funding Co., LLC^                        5.02         06/16/06          19,958,333
 15,000,000 Sheffield Receivables^                                         5.02         06/09/06          14,983,333
 20,000,000 Unionbancal Commercial Funding                                 5.04         06/23/06          19,938,767
 20,000,000 Windmill Funding Corp.^                                        5.02         06/21/06          19,944,444
                                                                                                          ----------

            Total Commercial Paper                                                                       184,513,329
                                                                                                         -----------


            Corporate Notes +/- - 26.0%
 20,000,000 Bank of America Securities                                     5.07         05/15/07          20,000,000
 12,838,000 Bear Stearns & Co., Inc.                                       5.18         06/19/06          12,839,700
 10,000,000 Countrywide Financial Corp.                                    4.96         09/13/06          10,000,000
 10,000,000 Credit Suisse First Boston                                     5.21         06/19/06          10,001,389
  7,000,000 Credit Suisse New York                                         5.06         07/19/06           7,000,080
  5,000,000 Merrill Lynch & Co., Inc.                                      5.55         06/06/06           5,000,184
 10,000,000 Merrill Lynch & Co., Inc.                                      5.13         09/18/06          10,006,692
 15,000,000 U.S. Trust Co. of New York                                     5.13         09/12/06          15,001,945
  7,205,000 Wells Fargo & Co.                                              4.98         06/12/06           7,205,172
                                                                                                           ---------

            Total Corporate Notes                                                                         97,055,162
                                                                                                          ----------


            Repurchase Agreements - 24.9%
 15,800,000 Bank of America Securities, dated 05/31/06, to be repurchased at $15,802,199; collateralized by various U.S.
            Government Agency Obligations                                  5.01         06/01/06          15,800,000
 77,000,000 Bear Stearns & Co., Inc., dated 05/31/06, to be
            repurchased at $77,010,780; collateralized by various U.S.
            Government Agency Obligations                                  5.04         06/01/06          77,000,000
                                                                                                          ----------

            Total Repurchase Agreements                                                                   92,800,000
                                                                                                          ----------


            Total Investments at Amortized Cost* - 100.3%                                              $ 374,368,491
            Other Assets and Liabilities, Net - (0.3%)                                                   (1,259,729)
                                                                                                        ------------
                                                                                                        ------------
            NET ASSETS - 100.0%                                                                        $ 373,108,762
                                                                                                        ============
                                                                                                        ============



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#   Rates shown are annualized yields at time of purchase.
+/- Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on May 31, 2006.
^ Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $94,763,677 or 25.4% of net assets.
 * Cost for federal income tax purposes is substantially the same as for financial statement purposes.

MONARCH FUNDS
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SCHEDULE OF INVESTMENTS - DAILY ASSETS TREASURY FUND
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

May 31, 2006 (Unaudited)

Face Amount                                    Security Description                          Rate       Maturity        Value

            U.S. Treasury Bills # - 68.5%
$40,000,000 U.S. Treasury Bill                                                               4.88%       6/15/06      $39,929,656
                                                                                                                      -----------

            Repurchase Agreements - 100.4%
 12,500,000 Bank of America Securities, dated 05/31/06, to be repurchased at $12,501,545;
            collateralized by various U.S. Treasury Obligations                              4.45         6/1/06       12,500,000
 11,000,000 Bear Stearns & Co., Inc., dated 05/31/06, to be repurchased at $11,001,467;
            collateralized by various U.S. Treasury Obligations                              4.80         6/1/06       11,000,000
 12,000,000 Deutsche Bank Securities, Inc.,dated 05/31/06, to be repurchased at
            $12,001,623; collateralized by various U.S. Treasury Obligations                 4.87         6/1/06       12,000,000
 10,000,000 Goldman Sachs Group, Inc., dated 05/31/06, to be repurchased at $10,001,328;
            collateralized by various U.S. Treasury Obligations                              4.78         6/1/06       10,000,000
 13,000,000 Merrill Lynch & Co., Inc., dated 05/31/06, to be repurchased at $13,001,762;
            collateralized by various U.S. Treasury Obligations                              4.88         6/1/06       13,000,000
                                                                                                                       ----------

            Total Repurchase Agreements                                                                                58,500,000
                                                                                                                       ----------


            Total Investments at Amortized Cost* - 168.9%                                                            $ 98,429,656
            Other Assets and Liabilities, Net - (68.9%)                                                              (40,143,590)
                                                                                                                      -----------
            NET ASSETS - 100.0%                                                                                      $ 58,286,066
                                                                                                                      ===========





--------------------------------------------------------------------------------


# Rates shown are annualized yields at time of purchase.
* Cost for federal income tax purposes is substantially the same as for financial statement purposes.

MONARCH FUNDS
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SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
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May 31, 2006 (Unaudited)

    Face Amount                        Security Description                        Rate         Maturity            Value

                     U.S. Government Security - 96.3%
                     Federal Home Loan Bank - Discount Note # - 96.3%
         $17,300,000 FHLB                                                         4.88%         06/07/06          $ 17,285,987
                                                                                                                  ------------


       Shares
                     Money Market Fund - 3.9%
             697,710 Dreyfus Treasury Prime Cash Management Fund                                                        697,710
                                                                                                                  -------------

                     Total Investments at Amortized Cost* - 100.2%                                                 $ 17,983,697
                     Other Assets and Liabilities, Net - (0.2%)                                                         (41,954)
                                                                                                                  --------------
                     NET ASSETS - 100.0%                                                                           $ 17,941,743
                                                                                                                  ==============




--------------------------------------------------------------------------------

# Rates shown are annualized yields at time of purchase.
* Cost for federal income tax purposes is substantially the same as for financial statement purposes.

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MONARCH FUNDS

By:      /s/ Anthony R. Fischer
         __________________________
         Anthony R. Fischer, Principal Executive Officer

Date:    7/20/06
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Anthony R. Fischer
         __________________________
         Anthony R. Fischer, Principal Executive Officer

Date:    7/20/06
         __________________________


By:      /s/ Jack J. Singer
         __________________________
         Jack J. Singer, Principal Financial Officer

Date:    7/24/06
         __________________________